Siren DIVCON Leaders Dividend ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Number of Shares			Value
COMMON STOCKS 98.6%
		Communications 1.4%
15,897		Comcast Corp. - Class A	$697,083

		Consumer Discretionary 5.4%
5,069		D.R. Horton, Inc.	770,387
3,844		McDonald's Corp.	1,139,784
7,712		PulteGroup, Inc.	796,033
			2,706,204
		Consumer Staples 7.8%
2,856		Costco Wholesale Corp.	1,885,188
6,778		Lamb Weston Holdings, Inc.	732,634
3,581		The Hershey Co.	667,642
4,429		The Procter & Gamble Co.	649,026
			3,934,490
		Energy 1.3%
4,330		Marathon Petroleum Corp.	642,399

		Financials 13.7%
2,116		Aon PLC - Class A	615,798
9,017		Brown & Brown, Inc.	641,199
3,677		Cboe Global Markets, Inc.	656,565
2,922		Chubb Ltd.	660,372
2,880		CME Group, Inc.	606,528
5,481		Globe Life, Inc.	667,147
3,397		Marsh & McLennan Companies, Inc.	643,630
2,800		Mastercard, Inc. - Class A	1,194,228
4,477		Visa, Inc. - Class A	1,165,587
			6,851,054
		Industrials 27.3%
8,913		A. O. Smith Corp.	734,788
6,174		Allegion PLC	782,184
1,965		Cintas Corp.	1,184,227
2,942		Cummins, Inc.	704,815
2,912		Eaton Corp. PLC	701,268
11,202		Fastenal Co.	725,554
3,392		Honeywell International, Inc.	711,336
3,618		Hubbell, Inc.	1,190,069
2,862		Illinois Tool Works, Inc.	749,672
5,297		Jacobs Solutions, Inc.	687,550
1,509		Lockheed Martin Corp.	683,939
2,820		Nordson Corp.	744,931
2,645		Old Dominion Freight Line, Inc.	1,072,098
2,402		Rockwell Automation, Inc.	745,773
3,962		Snap-on, Inc.	1,144,384
1,408		W.W. Grainger, Inc.	1,166,796
			13,729,384
		Materials 8.1%
5,358		Albemarle Corp.	774,124
1,667		Linde PLC	684,653
2,353		Martin Marietta Materials, Inc.	1,173,935
4,654		PPG Industries, Inc.	696,006
2,423		The Sherwin-Williams Co.	755,734
			4,084,452
		Technology 33.6%
3,313		Accenture PLC - Class A	1,162,565
3,975		Analog Devices, Inc.	789,276
3,671		Apple, Inc.	706,778
4,665		Applied Materials, Inc.	756,056
1,251		Broadcom, Inc.	1,396,429
3,434		Broadridge Financial Solutions, Inc.	706,545
5,494		CDW Corporation of Delaware	1,248,896
13,790		Cisco Systems, Inc.	696,671
2,386		FactSet Research Systems, Inc.	1,138,241
1,244		Intuit, Inc.	777,537
2,047		KLA Corp.	1,189,921
8,596		Microchip Technology, Inc.	775,187
1,839		Microsoft Corp.	691,537
1,896		Monolithic Power Systems, Inc.	1,195,959
1,787		Moody's Corp.	697,931
2,087		Motorola Solutions, Inc.	653,419
2,126		MSCI, Inc.	1,202,572
4,631		Verisk Analytics, Inc.	1,106,161
			16,891,681
		Total Common Stocks
		(Cost $44,454,449)	49,536,747

MONEY MARKET FUNDS 1.2%
623,119		First American Government Obligations Fund, 5.299% (a)	623,119
		Total Money Market Funds
		(Cost $623,119)	623,119

		Total Investments 99.8%
		(Cost $45,077,568)	50,159,866

		Other Assets in Excess of Liabilities 0.2%	81,713

		TOTAL NET ASSETS 100.0%	$50,241,579

	(a)	7-day net yield at December 31, 2023.

Siren DIVCON Dividend Defender ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Number of Shares			Value
COMMON STOCKS 88.4%
		Communications 1.4%
3,107		Comcast Corp. - Class A	$136,242

		Consumer Discretionary 5.7%
989		D.R. Horton, Inc.	150,308
813		McDonald's Corp.	241,063
1,702		PulteGroup, Inc.	175,680
			567,051
		Consumer Staples 6.8%
143		Costco Wholesale Corp.	94,391
1,750		Lamb Weston Holdings, Inc.	189,158
939		The Hershey Co.	175,067
1,500		The Procter & Gamble Co.	219,810
			678,426
		Energy 2.2%
1,467		Marathon Petroleum Corp.	217,644

		Financials 12.9%
444		Aon PLC - Class A	129,213
2,143		Brown & Brown, Inc.	152,389
699		Cboe Global Markets, Inc.	124,814
535		Chubb Ltd.	120,910
612		CME Group, Inc.	128,887
945		Globe Life, Inc.	115,025
604		Marsh & McLennan Companies, Inc.	114,440
371		Mastercard, Inc. - Class A	158,235
958		Visa, Inc. - Class A	249,415
			1,293,328
		Industrials 25.7%
1,653		A. O. Smith Corp.	136,273
1,181		Allegion PLC	149,621
330		Cintas Corp.	198,878
633		Cummins, Inc.	151,648
531		Eaton Corp. PLC	127,875
1,517		Fastenal Co.	98,256
694		Honeywell International, Inc.	145,539
317		Hubbell, Inc.	104,271
697		Illinois Tool Works, Inc.	182,572
1,111		Jacobs Solutions, Inc.	144,208
420		Lockheed Martin Corp.	190,361
955		Nordson Corp.	252,273
218		Old Dominion Freight Line, Inc.	88,362
632		Rockwell Automation, Inc.	196,223
818		Snap-on, Inc.	236,271
211		W.W. Grainger, Inc.	174,853
			2,577,484
		Materials 9.5%
1,086		Albemarle Corp.	156,905
292		Linde PLC	119,927
483		Martin Marietta Materials, Inc.	240,974
1,576		PPG Industries, Inc.	235,691
639		The Sherwin-Williams Co.	199,304
			952,801
		Technology 24.2%
103		Accenture PLC - Class A	36,144
710		Analog Devices, Inc.	140,978
461		Apple, Inc.	88,756
942		Applied Materials, Inc.	152,670
55		Broadcom, Inc.	61,394
363		Broadridge Financial Solutions, Inc.	74,687
2,849		Cisco Systems, Inc.	143,932
494		FactSet Research Systems, Inc.	235,663
122		Intuit, Inc.	76,254
414		KLA Corp.	240,658
2,911		Microchip Technology, Inc.	262,514
259		Microsoft Corp.	97,394
251		Monolithic Power Systems, Inc.	158,326
423		Moody's Corp.	165,207
416		Motorola Solutions, Inc.	130,245
241		MSCI, Inc.	136,322
940		Verisk Analytics, Inc.	224,528
			2,425,672
		Total Common Stocks
		(Cost $7,970,434)	8,848,648

MONEY MARKET FUNDS 10.6%
1,065,389		First American Government Obligations Fund, 5.299% (a)	1,065,389
		Total Money Market Funds
		(Cost $1,065,389)	1,065,389

		Total Investments Before Securities Sold Short 99.0%
		(Cost $9,035,823)	9,914,037

SECURITIES SOLD SHORT
COMMON STOCKS (26.3)%
		Communications (4.0)%
(10,847)		AT&T, Inc.	(182,013)
(6,784)		News Corp. - Class B	(174,484)
(3,248)		Paramount Global - Class B	(48,038)
			(404,535)
		Consumer Discretionary (4.0)%
(23,953)		Ford Motor Co.	(291,987)
(5,960)		VF Corp.	(112,048)
			(404,035)
		Energy (2.9)%
(4,015)		APA Corp.	(144,058)
(3,144)		Devon Energy Corp.	(142,423)
			(286,481)
		Industrials (2.0)%
(6,971)		Southwest Airlines Co.	(201,323)

		Materials (5.6)%
(4,744)		Freeport-McMoRan, Inc.	(201,952)
(4,495)		International Paper Co.	(162,494)
(4,707)		Westrock Co.	(195,435)
			(559,881)
		Technology (2.4)%
(4,763)		Intel Corp.	(239,341)

		Utilities (5.4)%
(9,395)		CenterPoint Energy, Inc.	(268,415)
(5,797)		Dominion Energy, Inc.	(272,459)
			(540,874)
		Total Securities Sold Short
		[Proceeds $(2,567,008)]	(2,636,470)

		Total Investments 72.7%
		(Cost $6,468,815)	7,277,567

		Other Assets in Excess of Liabilities 27.3%	2,732,561

		TOTAL NET ASSETS 100.0%	$10,010,128

	(a)	7-day net yield at December 31, 2023.

Siren Nasdaq NexGen Economy ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Number of Shares			Value
COMMON STOCKS 97.5%
		Communications 8.0%
7,422		Baidu, Inc. - ADR (a)	883,886
56,289		Digital Garage, Inc. (b)	1,463,115
65,707		GMO Internet, Inc. (b)	1,194,376
2,719		Meta Platforms, Inc. - Class A (a)	962,417
1,504		Swisscom AG (b)	904,850
10,679		Tencent Holdings Ltd. (b)	401,531
			5,810,175
		Consumer Discretionary 4.7%
12,596		Alibaba Group Holding Ltd. - ADR (a)	976,316
29,918		JD.com, Inc. - ADR (a)	864,331
43,570		Overstock.com, Inc. (a)	1,206,453
86,592		Rakuten Group, Inc. (b)	385,672
			3,432,772
		Consumer Staples 1.2%
5,439		Walmart, Inc.	857,458

		Financials 37.0%
6,644		American Express Co.	1,244,687
22,319		Citigroup, Inc.	1,148,089
21,455		Coinbase Global, Inc. - Class A (a)	3,731,454
31,842		Customers Bancorp, Inc. (a)	1,834,736
5,223		Deutsche Boerse AG (b)	1,075,344
393,142		Galaxy Digital Holdings Ltd. (a)(b)	3,064,908
8,770		Intercontinental Exchange, Inc.	1,126,331
7,638		JPMorgan Chase & Co.	1,299,224
2,070		Mastercard, Inc. - Class A	882,876
23,180		Nasdaq, Inc.	1,347,685
160,641		NU Holdings Ltd. (a)	1,338,139
21,067		PayPal Holdings, Inc. (a)	1,293,725
60,324		Plus500 Ltd. (b)	1,278,712
103,686		Robinhood Markets, Inc. - Class A (a)	1,320,960
52,270		SBI Holdings, Inc. (b)	1,175,890
21,251		The Bank of New York Mellon Corp.	1,106,114
2,574		The Goldman Sachs Group, Inc.	992,972
3,001		Visa, Inc. - Class A	781,310
88,490		WisdomTree Investments, Inc.	613,236
141,749		ZhongAn Online P&C Insurance Co. Ltd. (a)(b)	323,853
			26,980,245
		Industrials 3.4%
14,619		Hitachi Ltd. (b)	1,054,434
7,752		Siemens AG (b)	1,454,142
			2,508,576
		Technology 43.2%
6,300		Accenture PLC - Class A	2,210,733
9,704		Advanced Micro Devices, Inc. (a)	1,430,467
30,928		Block, Inc. (a)	2,392,281
6,140		Broadridge Financial Solutions, Inc.	1,263,305
704,921		Canaan, Inc. (a)	1,628,368
20,974		Cisco Systems, Inc.	1,059,607
9,029		Fujitsu Ltd. (b)	1,362,354
45,985		Hewlett Packard Enterprise Co.	780,825
56,719		Infosys Ltd. - ADR	1,042,495
9,742		International Business Machines Corp.	1,593,304
130,348		Marathon Digital Holdings, Inc. (a)	3,061,875
13,168		Micron Technology, Inc.	1,123,757
3,827		Microsoft Corp.	1,439,105
5,313		MicroStrategy, Inc. - Class A (a)	3,355,797
78,025		NTT Data Corp. (b)	1,106,184
2,718		NVIDIA Corp.	1,346,008
10,584		Oracle Corp.	1,115,871
860		Samsung Electronics Co. Ltd. - GDR 144A (c)	1,288,280
5,687		SAP SE - ADR	879,153
11,151		Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,159,704
2,296		Texas Instruments, Inc.	391,376
146,533		Z Holdings Corp. (b)	519,309
			31,550,158
		Total Common Stocks
		(Cost $55,892,928)	71,139,384

MONEY MARKET FUNDS 1.3%
929,916		First American Government Obligations Fund, 5.299% (c)	929,916
		Total Money Market Funds
		(Cost $929,916)	929,916

		Total Investments 98.8%
		(Cost $56,822,844)	72,069,300

		Other Assets in Excess of Liabilities 1.2%	868,792

		TOTAL NET ASSETS 100.0%	$72,938,092

	(a)	Non-Income Producing.
	(b)	U.S.-dollar denominated security of a foreign issuer.
	(c)
Security was purchased pursuant to Rule 144 under the securities Act of 1933 and may not be resold subject to the rule except to qualified institutional buyers. Unless otherwise noted, 144 securities are deemed to be liquid. At December 31, 2023, the net value of these securities amounted to $1,288,280, which represents 1.8% of net assets.

	(d)	7-day net yield at December 31, 2023.
	ADR - American Depositary Receipt
	GDR - Global Depositary Receipt

The net asset value (“NAV”) per share of each Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the NAV per share.

Securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation procedures, which were approved by the Trustees. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ target Index. This may adversely affect a Fund’s ability to track its Target Index.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2023:

Siren DIVCON Leaders Dividend ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(a)	$49,536,747	$-	$-	$49,536,747
Short-Term Investments
Money Market Funds	623,119	-	-	623,119
Total	$50,159,866	$-	$-	$50,159,866

Siren DIVCON Dividend Defender ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Assets
Equity
Common Stocks(a)	$8,848,648	$-	$-	$8,848,648
Short-Term Investments
Money Market Funds	1,065,389	-	-	1,065,389
Total Assets	$9,914,037	$-	$-	$9,914,037

Liabilities
Equity
Common Stocks(a)	$(2,636,470)	$-	$-	$(2,636,470)
Total Liabilities	$(2,636,470)	$-	$-	$(2,636,470)

Siren Nasdaq NexGen Economy ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(a)	$71,139,384	$-	$-	$71,139,384
Short-Term Investments
Money Market Funds	929,916	-	-	929,916
Total	$72,069,300	$-	$-	$72,069,300

(a) See each Fund's Schedule of Investments for breakout by sector classification.

Tax Disclosure - The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the period ended December 31, 2023, the Funds did not incur any interest or penalties.